INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2025	2024
Current tax expense
Current period	$749.3	$376.3
Settlement or adjustment for prior periods	(2.7)	(1.1)

Deferred tax expense
Origination and reversal of temporary differences	131.2	115.8
Settlement or adjustment for prior periods	—	(32.6)
Change in unrecognized deferred tax assets from impairment reversal	(1.0)	(17.8)
Change in unrecognized deferred tax assets	(152.1)	46.8
Total tax expense	$724.7	$487.4

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	Years ended December 31,
	2025	2024
Earnings before income tax	$3,194.7	$1,481.4
Statutory Rate	26.5%	26.5%
Expected income tax expense	$846.6	$392.6

Increase (decrease) resulting from:
Foreign exchange on deferred income taxes within income tax expense	(36.4)	86.4
Change in unrecognized deferred tax assets	(152.1)	46.8
Mining and state taxes	72.3	36.6
Difference in foreign tax rates	35.4	15.4
Tax on repatriation of foreign earnings	14.7	6.0
True-up of prior provisions to tax filings	6.9	2.6
Tax impact on non-controlling interest	(18.8)	(9.7)
Percentage of depletion	(38.9)	(11.7)
Change in unrecognized deferred tax assets from impairment reversal	(1.0)	(17.8)
Net accounting expenses (income) not deductible (taxable) for tax	13.0	(21.8)
Change in income tax related uncertain tax positions	(30.0)	(35.5)
Other	13.0	(2.5)
Income tax expense	$724.7	$487.4

Schedule of components of deferred income tax

	December 31,	December 31,
	2025	2024
Deferred tax assets
Reclamation and remediation obligations	$196.9	$116.6
Inventory capitalization	54.3	—
Accrued expenses and other	46.0	93.8
Losses	26.1	0.7
Property, plant and equipment	2.7	4.8
	326.0	215.9
Deferred tax liabilities
Property, plant and equipment	746.2	694.2
Accrued expenses and other	68.2	0.1
Inventory capitalization	24.4	65.3
	$838.8	$759.6
Deferred tax liabilities - net	$512.8	$543.7

Schedule of movement in net deferred tax liabilities

	December 31,	December 31,
	2025	2024
Balance at the beginning of the period	$543.7	$437.2
Recognized in the statement of operations	(21.9)	112.2
Recognized in OCI	3.8	(5.3)
Other	(12.8)	(0.4)
Balance at the end of the period	$512.8	$543.7

Schedule of unrecognized deferred tax assets

	December 31,	December 31,
	2025	2024
Deductible temporary differences	$462.3	$775.7
Tax losses	$430.6	$467.6

Schedule of unrecognized non-capital losses

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,389.5	2027 - 2045
Chile	Net operating losses	117.9	No expiry
Mauritania	Net operating losses	28.7	2026 - 2030
Luxembourg	Net operating losses	74.1	Various
Other	Net operating losses	38.9	Various